DEBT - Lessor VIE Debt (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Mar. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Apr. 30, 2018	Nov. 30, 2015	Feb. 28, 2015	Jan. 31, 2015	Oct. 31, 2014
Debt Instrument [Line Items]
Total debt			$ 2,568,751	$ 2,582,196
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total debt			1,583,169
Variable Interest Entity, Primary Beneficiary | Golar Tundra Facility | Long-term Debt
Debt Instrument [Line Items]
Face amount							$ 205,100
Total debt			104,900
Variable Interest Entity, Primary Beneficiary | Golar Seal CCBFL VIE Loan Facility | Long-term Debt
Debt Instrument [Line Items]
Face amount		$ 162,400
Total debt			$ 100,400
Interest rate			3.50%
Variable Interest Entity, Primary Beneficiary | Golar Crystal
Debt Instrument [Line Items]
Maturity period of debt		10 years
Variable Interest Entity, Primary Beneficiary | Golar Crystal | Long-term Debt
Debt Instrument [Line Items]
Face amount						$ 101,000
Total debt			$ 91,300
Variable Interest Entity, Primary Beneficiary | Hilli Lessor VIE LIBOR Plus Interest | Short-term Debt
Debt Instrument [Line Items]
Face amount					$ 840,000
Total debt			599,100
Variable Interest Entity, Primary Beneficiary | Hilli Lessor VIE | Short-term Debt
Debt Instrument [Line Items]
Face amount					$ 120,000
Total debt			$ 184,000
Proceeds from lines of credit	$ 150,000
Variable Interest Entity, Primary Beneficiary | Hilli Lessor VIE | Long-term Debt
Debt Instrument [Line Items]
Maturity period of debt			10 years
Repayments of lines of credit	$ 150,000
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Short-term Debt
Debt Instrument [Line Items]
Total debt			$ 127,600
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Long-term Debt
Debt Instrument [Line Items]
Face amount										$ 184,800
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility | Short-term Debt
Debt Instrument [Line Items]
Total debt			128,100
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility | Long-term Debt
Debt Instrument [Line Items]
Face amount									$ 182,600
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1405 Limited | Golar Kelvin Facility | Short-term Debt
Debt Instrument [Line Items]
Total debt			147,000
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1405 Limited | Golar Kelvin Facility | Long-term Debt
Debt Instrument [Line Items]
Face amount									$ 182,500
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1406 Limited | Golar Ice Facility | Short-term Debt
Debt Instrument [Line Items]
Total debt			$ 100,800
Variable Interest Entity, Primary Beneficiary | Hai Jiao 1406 Limited | Golar Ice Facility | Long-term Debt
Debt Instrument [Line Items]
Face amount								$ 172,000
Minimum | Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Short-term Debt
Debt Instrument [Line Items]
Interest rate			3.21%
Minimum | Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility | Short-term Debt
Debt Instrument [Line Items]
Interest rate			3.21%
Minimum | Variable Interest Entity, Primary Beneficiary | Hai Jiao 1405 Limited | Golar Kelvin Facility | Short-term Debt
Debt Instrument [Line Items]
Interest rate			3.21%
Minimum | Variable Interest Entity, Primary Beneficiary | Hai Jiao 1406 Limited | Golar Ice Facility | Short-term Debt
Debt Instrument [Line Items]
Interest rate			3.21%
Maximum | Variable Interest Entity, Primary Beneficiary | Hai Jiao 1401 Limited | Golar Glacier Facility | Short-term Debt
Debt Instrument [Line Items]
Interest rate			6.00%
Maximum | Variable Interest Entity, Primary Beneficiary | Hai Jiao 1402 Limited | Golar Snow Facility | Short-term Debt
Debt Instrument [Line Items]
Interest rate			6.00%
Maximum | Variable Interest Entity, Primary Beneficiary | Hai Jiao 1405 Limited | Golar Kelvin Facility | Short-term Debt
Debt Instrument [Line Items]
Interest rate			3.89%
Maximum | Variable Interest Entity, Primary Beneficiary | Hai Jiao 1406 Limited | Golar Ice Facility | Short-term Debt
Debt Instrument [Line Items]
Interest rate			3.89%